Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Interest expense	$ 67,571	$ 529,915	$ 177,169	$ 886,837	$ 956,858	$ 511,131
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense			$ 58,804	$ 43,763	$ 19,127	$ 9,729